Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of information about key management personnel [text block] [Abstract]
Schedule of key management personnel compensation
	30 June 2021	30 June 2020	30 June 2019
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	450,002	867,054	952,406
Other short-term benefits, including consulting services by KMP and their related entities	1,603,747	-	-
Post-employment benefits	27,869	29,213	32,300
Long-term benefits	8,220	3,610	3,652
Share-based payment expenses to KMP and their related entities	2,116,012	73,088	1,296,400
Total Key Management Personnel Compensation	4,205,850	972,965	2,284,758